Document and Entity Information	0 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 01, 2013
Registrant Name	LORD ABBETT SERIES FUND INC
Central Index Key	0000855396
Amendment Flag	false
Document Creation Date	Apr. 12, 2013
Document Effective Date	May 01, 2013
Prospectus Date	May 01, 2013